Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

NOTE 10 SUBSEQUENT EVENTS

Subsequent to year end, the Company’s officer and Director retired 13,000,000 of his 15,000,000 common shares to the Company’s treasury.

Subsequent to year end, the Company issued 2,000,000 common shares to an unrelated individual for the purchase of 49% interest in an unrelated foreign company.